DESCRIPTION OF BUSINESS AND ORGANIZATION (Details Narrative) - shares	1 Months Ended
	Feb. 15, 2022	Jun. 30, 2026	Dec. 31, 2025
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Transfered ordinary shares	1,000
Ordinary shares ,issued		151,096,262	151,096,262
Ordinary shares, outstanding		151,096,262	151,096,262
FINRA [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ordinary shares ,issued		151,096,262
Preferred stock, shares issued		6,898,256
Ordinary shares, outstanding		151,096,262
Preferred stock, shares outstanding		6,898,256